COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD - Schedule I – Combined Condensed Statements Of Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 492	$ (44)	$ 1
Other comprehensive income (loss)	(823)	(15)	3
Comprehensive income (loss)	(331)	(59)	4
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Condensed Statement of Income Captions [Line Items]
Net income (loss)	490	(44)	1
Other comprehensive income (loss)	(823)	(15)	3
Comprehensive income (loss)	$ (333)	$ (59)	$ 4